Quarterly financial information (unaudited) - Condensed Statement of Operations (Details) - USD ($)	2 Months Ended	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Unaudited Condensed Statement of Operations
Net income (loss)	$ (2,300)	$ (432,034)	$ (6,120,741)	$ 5,685,300	$ (2,416,660)	$ (2,618,735)	$ (776,839)	$ (435,441)	$ (3,395,574)	$ (867,475)	$ (5,812,234)	$ (8,339,904)
Class A common stock
Unaudited Condensed Statement of Operations
Net income (loss)												$ (6,399,368)
Weighted average shares outstanding	0	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000	4,802,198	23,000,000	13,901,099	23,000,000	16,956,204	18,475,410
Basic and diluted earnings (loss) per share	$ 0	$ (0.02)	$ (0.21)	$ 0.20	$ (0.08)	$ (0.09)	$ (0.08)	$ (0.02)	$ (0.18)	$ (0.03)	$ (0.26)	$ (0.35)
Class B common stock
Unaudited Condensed Statement of Operations
Net income (loss)												$ (1,940,536)	$ (2,300)
Weighted average shares outstanding	5,000,000		5,750,000	5,750,000	5,750,000	5,750,000	5,156,593	5,750,000	5,453,297		5,552,920	5,602,459	5,000,000
Basic and diluted earnings (loss) per share	$ 0.00	$ (0.02)	$ (0.21)	$ 0.20	$ (0.08)	$ (0.09)	$ (0.08)	$ (0.02)	$ (0.18)	$ (0.03)	$ (0.26)	$ (0.35)
As Previously Restated
Unaudited Condensed Statement of Operations
Net income (loss)			$ (6,120,741)	$ 5,685,300	$ (2,416,660)	$ (2,618,735)	$ (776,839)	$ (435,441)	$ (3,395,574)		$ (5,812,234)	$ (8,339,904)
As Previously Restated | Class A common stock
Unaudited Condensed Statement of Operations
Weighted average shares outstanding			23,000,000	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000		23,000,000	23,000,000
As Previously Restated | Class B common stock
Unaudited Condensed Statement of Operations
Weighted average shares outstanding			5,750,000	5,750,000	5,750,000	5,750,000	5,156,593	5,750,000	5,453,297		5,552,920	5,602,459
Basic and diluted earnings (loss) per share			$ (1.06)	$ 0.99	$ (0.42)	$ (0.46)	$ (0.15)	$ (0.08)	$ (0.62)		$ (1.05)	$ (1.49)
Restatement Adjustment | Class A common stock
Unaudited Condensed Statement of Operations
Weighted average shares outstanding							(18,197,802)		(9,098,901)		(6,043,796)	(4,524,590)
Basic and diluted earnings (loss) per share			(0.21)	0.20	(0.08)	(0.09)	$ (0.08)	(0.02)	$ (0.18)		$ (0.26)	$ (0.35)
Restatement Adjustment | Class B common stock
Unaudited Condensed Statement of Operations
Basic and diluted earnings (loss) per share			$ 0.85	$ (0.79)	$ 0.34	$ 0.37	$ 0.07	$ 0.06	$ 0.44		$ 0.79	$ 1.14
Adjustment
Unaudited Condensed Statement of Operations
Net income (loss)												$ (8,339,904)